Acquisition of Construction Services Businesses - Revised Fair Values of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill	$ 126,145		$ 143,160
Link-Line, W.S. Nicholls, and Brigadier [Member]
Business Acquisition [Line Items]
Cash, cash equivalents, and restricted cash		$ 3,000
Contracts receivable and other receivables		62,000
Property, plant and equipment		17,000
Other assets		15,000
Intangible assets		52,000
Goodwill		131,000
Total assets acquired		280,000
Current liabilities		40,000
Deferred income tax - long-term		17,000
Other long-term liabilities		4,000
Net assets acquired		219,000
Link-Line, W.S. Nicholls, and Brigadier [Member] | Acquisition Date [Member]
Business Acquisition [Line Items]
Cash, cash equivalents, and restricted cash		3,000
Contracts receivable and other receivables		62,000
Property, plant and equipment		17,000
Other assets		17,000
Intangible assets		52,000
Goodwill		130,000
Total assets acquired		281,000
Current liabilities		39,000
Deferred income tax - long-term		17,000
Other long-term liabilities		4,000
Net assets acquired		221,000
Link-Line, W.S. Nicholls, and Brigadier [Member] | Measurement Period Adjustments [Member]
Business Acquisition [Line Items]
Cash, cash equivalents, and restricted cash		0
Contracts receivable and other receivables		0
Property, plant and equipment		0
Other assets		(2,000)
Intangible assets		0
Goodwill		1,000
Total assets acquired		(1,000)
Current liabilities		1,000
Deferred income tax - long-term		0
Other long-term liabilities		0
Net assets acquired		$ (2,000)